UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-08058

                         The Noah Investment Group, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               975 Delchester Road
                            Newtown Square, PA 19073
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-794-6624

Date of fiscal year end:    10/31/2004

Date of reporting period:   10/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                                                         [LOGO]
                                                       NOAH o FUND
 Investment and Management Services
     Polestar Management Company
       Geewax Terker & Company
                                                    1-800-794-6624
              Custodian                             1-800-794-NOAH
 Wachovia Bank National Association

    Transfer, Dividend Disbursing
    And Accounting Services Agent
  Citco Mutual Fund Services, Inc.

              Auditors
         Sanville & Company
                                                     Annual Report

                                                    October 31, 2004

December 20, 2004

Dear Fellow Shareholder:

Once, again, I thank you for your confidence and investment in the NOAH FUND Equity Portfolio (the "NOAH FUND"). We believe it has paid off as the economy grew during the Fund's fiscal year ended October 31, 2004 and the Fund invested a significant portion of its assets in growth stocks during the reporting period. According to the Fund's sub-investment advisor, Geewax, Terker &
Company: "In our opinion, the market is doing well; but, going forward, the consumer which makes up 80% of the economy, will become more tactical and selective. Companies with a lot of cash on their balance sheets will be looking to buy back their stock, declare or raise dividends or merge and acquire other companies. Interest rates are sufficiently low that corporations can borrow money (create debt) and buy back shares. We will be valuation conscious. Dividends will come into play as well. The dollar will remain weak but will stabilize at current levels."

"The consumer will be more selective causing the consumer sector to slow, but not stop, spending. All in all encouraging but not necessarily cause for too much exuberance."

As we've noted before, we believe fiscal stimulus has done its work since there are more dollars in the pockets of the consumer. When the consumer/entrepreneur is taxed less, he generally has taken the risk to start new businesses and hire workers, thereby historically reducing unemployment and rescuing the economy from the doldrums. We believe the philosophy to be back to basics, good cash flow, sound balance sheet and the ability to expand from within.

We are fortunate to have John Geewax actively involved with the investment management of the NOAH FUND. John's firm, Geewax, Terker & Company, the Fund's subadvisor, generally follows a philosophy of investing in large cap growth stocks for the long term, while remaining fully invested. The NOAH FUND is managed with the same philosophy.

On December 20, 2004, the Board of Directors of the NOAH FUND voted to approve the reorganization of the NOAH FUND with and into the Timothy Plan Large/Mid-Cap Growth Fund (the "Timothy Fund"), a series of shares of the Timothy Plan (the "Timothy Plan"), which like the NOAH FUND is a registered open-end fund. In this reorganization (the "Reorganization") the shareholders of the NOAH FUND will become shareholders of the Timothy Fund, as follows:

(1) the Timothy Fund will acquire substantially all of the property, assets and goodwill of the NOAH FUND in exchange for shares of the Timothy Fund;

(2) these Timothy Fund shares will be distributed to the shareholders of the NOAH FUND pro rata in accordance with their respective interests in the NOAH FUND; and

(3) the NOAH FUND will be liquidated and deregistered as an investment company under the 1940 Act and will be dissolved as a Maryland corporation.

After the Reorganization, each shareholder of the NOAH FUND will own the same net asset value of shares of the Timothy Fund as he or she held of net asset value of shares of the NOAH FUND immediately prior to the closing of the Reorganization. The Timothy Fund has investment objectives, policies and restrictions that are substantially similar to the NOAH FUND's.

The Reorganization will require the approval of shareholders of the NOAH FUND. Accordingly, the Board has authorized Fund management to schedule a Special Meeting of Shareholders of the NOAH FUND and to prepare and file materials with the Securities and Exchange Commission, which will include a proxy statement/prospectus to be sent to shareholders of the NOAH FUND seeking their vote to approve the Reorganization and Plan.

The Special Meeting of Shareholders is currently expected to be held in mid-March 2005, and, subject to approval of the shareholders, the Reorganization is expected to be completed on or about March 18, 2005.

In view of the proposed Reorganization, the NOAH FUND will be closed to new investors as of January 16, 2005. However, if you have purchased shares of the NOAH FUND prior to January 16, 2005, you may continue to purchase shares in the NOAH FUND until the Reorganization is complete. After January 16, 2005, if you sell all of the shares in your NOAH FUND account, your account will be closed and you will not be able to buy additional NOAH FUND shares or reopen your account.

Shareholders of the Timothy Fund may exchange their shares for shares of the following eight other funds of the Timothy Plan, without paying a sales charge:

     Fixed Income               Aggressive Growth         Patriot
     Large/Mid-Cap Value        Conservative Growth       Variable Annuity
     Small Cap Value            Strategic Growth

The Timothy Plan has approximately $285,000,000 in assets with the nine funds. They comply with our screens so it will not change the aspect of your investment in NOAH which excludes alcohol, tobacco, gambling, pornography and abortion.

We are grateful to be able to serve you, and in this way, serve our Lord.

If you would like more information, please feel free to call me at
(610)-651-0460 or call toll free to leave a message for me to return your call at 800-794-NOAH (6624).

                                        In Jesus' Name,


                                        /s/ William L. Van Alen, Jr.
                                        ----------------------------------------
                                        William L. Van Alen, Jr.
                                        President
                                        NOAH FUND

The NOAH FUND EQUITY PORTFOLIO
TOTAL RETURN VS. THE S&P 500 TOTAL RETURN AND NASDAQ COMPOSITE INDEX
October 31, 2004
================================================================================

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL]

  Date          NOAHX          S&P 500          NASDAQ
05/17/96         9,450          10,000          10,000
10/31/96        10,008          10,645           9,836
04/30/97        11,431          12,212          10,152
10/31/97        12,551          14,064          12,832
04/30/98        15,712          17,227          15,045
10/31/98        16,524          17,157          14,264
04/30/99        22,452          20,986          20,476
10/31/99        22,648          21,561          23,887
04/30/00        26,293          23,112          31,087
10/31/00        23,550          22,874          27,133
04/30/01        16,409          20,114          17,041
10/31/01        13,717          17,177          13,610
04/30/02        13,801          17,574          13,594
10/31/02        11,403          14,582          10,708
04/30/03        11,791          15,235          11,791
10/31/03        13,571          17,616          15,559
04/30/04        13,979          18,721          15,462
10/31/04        13,833          19,275          15,903

* Inception date

Past performance is not predictive of future performance.

                                              Average Annualized Total Returns

                                              1 year       5 year    Inception

NOAH FUND Class A (load adjusted) .........   (3.68)%     (10.41)%      3.95%
NOAH FUND Class A (without load) ..........    1.93%       (9.39)%      4.60%
S&P 500 Total Return ......................    9.42%       (2.22)%      8.06%
NASDAQ Composite ..........................    2.21%       (7.81)%      5.63%

The Standard & Poor's 500 Total Return Index (S&P 500 Total Return) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. This chart assumes an initial gross investment of $10,000 made on May 17, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The NOAH FUND EQUITY PORTFOLIO
TOP TEN HOLDINGS & ASSET ALLOCATION
October 31, 2004
================================================================================

================================================================================
                                Top Ten Holdings
                               (% of Net Assets)
                               -----------------

Microsoft Corp.                                            7.77%
Intel Corp.                                                4.91%
Dell, Inc.                                                 4.76%
Procter & Gamble Co.                                       4.05%
MBNA Corp.                                                 4.01%
Abbott Laboratories                                        3.86%
Cisco Systems, Inc.                                        3.73%
Motorola, Inc.                                             3.47%
American International Group, Inc.                         3.26%
Wal-Mart Stores, Inc.                                      3.06%
                                                          -----
                                                          42.88%
                                                          =====

                                Asset Allocation
                               (% of Net Assets)
                               -----------------

Basic Materials                                            0.83%
Communications                                            10.07%
Consumer, Cyclical                                        15.74%
Consumer, Non-cyclical                                    29.43%
Energy                                                     3.17%
Financial                                                 10.58%
Funds                                                      0.51%
Industrial                                                10.68%
Technology                                                18.61%
Other Assets less Liabilities, Net                         0.38%
                                                         ------
                                                         100.00%
                                                         ======
================================================================================

The NOAH FUND EQUITY PORTFOLIO
EXPENSES
October 31, 2004
================================================================================

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2004, through October 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

                                                                                   Expenses Paid
                                           Beginning            Ending             During Period*
                                         Account Value       Account Value      May 1, 2004 Through
                                          May 1, 2004       October 31, 2004      October 31, 2004
                                         -------------      ----------------    -------------------
Actual                                     $1,000.00              $  967.55              $10.71
Hypothetical
   (5% return before expenses)              1,000.00               1,013.99               11.15

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (6.49) % for the six-month period of May 1, 2004, to October 31, 2004.

The NOAH FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004
================================================================================

                                                              Shares            Value
                                                            ----------       ----------
COMMON STOCKS--99.11%

Biotechnology--2.31%
   Charles River Laboratories International, Inc.*               1,050       $   49,129
   Fisher Scientific International, Inc.*                        2,800          160,608
                                                                             ----------
                                                                                209,737
                                                                             ----------

Chemicals--0.83%
   Valspar Corp.                                                 1,610           75,123
                                                                             ----------

Commercial Services--2.91%
   Aarons Rents, Inc.                                            5,400          117,180
   Aramark Corp.                                                 6,500          146,575
                                                                             ----------
                                                                                263,755
                                                                             ----------

Computer Software & Services--7.77%
   Microsoft Corp.                                              25,150          703,949
                                                                             ----------

Computers--5.33%
   Dell, Inc.*                                                  12,300          431,238
   EMC Corp.*                                                    4,000           51,480
                                                                             ----------
                                                                                482,718
                                                                             ----------

Cosmetics & Toiletries--6.80%
   Colgate-Palmolive Co.                                         5,570          248,533
   Procter & Gamble Co.                                          7,180          367,472
                                                                             ----------
                                                                                616,005
                                                                             ----------

Diversified Manufacturing--7.09%
   3M Co.                                                        3,220          249,775
   Barnes Group, Inc.                                              670           17,420
   Carlisle Cos., Inc.                                           1,180           68,593
   Corning, Inc.*                                                7,800           89,310
   Dover Corp.                                                   2,620          102,887
   Textron, Inc.                                                 1,690          115,174
                                                                             ----------
                                                                                643,159
                                                                             ----------

The accompanying notes are an integral part of the financial statements.

The NOAH FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2004
================================================================================

                                                              Shares            Value
                                                            ----------       ----------
Electronics & Electrical Devices--2.46%
   Hubbell, Inc.                                                   890       $   40,691
   Rogers Corp.*                                                 2,490          106,871
   WESCO International, Inc.*                                    3,010           75,491
                                                                             ----------
                                                                                223,053
                                                                             ----------

Financial Services--6.95%
   ACE Cash Express, Inc.*                                         690           17,947
   Capital One Financial Corp.                                   1,120           82,611
   Doral Financial Corp.                                         1,252           52,559
   IndyMac Bancorp, Inc.                                         3,500          112,910
   MBNA Corp.                                                   14,200          363,946
                                                                             ----------
                                                                                629,973
                                                                             ----------

Food & Beverages--4.06%
   Del Monte Foods Co.*                                         12,440          132,859
   PepsiCo, Inc.                                                 3,130          155,185
   The J.M. Smucker Co.                                          1,790           79,655
                                                                             ----------
                                                                                367,699
                                                                             ----------

Healthcare--Products--4.96%
   Beckman Coulter, Inc.                                         2,600          154,700
   Boston Scientific Corp.*                                      5,390          190,267
   C.R. Bard, Inc.                                                 200           11,360
   Zimmer Holdings, Inc.*                                        1,200           93,108
                                                                             ----------
                                                                                449,435
                                                                             ----------

Healthcare--Services--0.35%
   Davita, Inc.*                                                 1,060           31,397
                                                                             ----------

Home Builders--4.64%
   Centex Corp.                                                  1,200           62,328
   Hovnanian Enterprises, Inc.*                                  2,480           93,099
   Lennar Corp.                                                  1,000           44,980
   Pulte Homes, Inc.                                             3,100          170,128
   Toll Brothers, Inc.*                                          1,090           50,522
                                                                             ----------
                                                                                421,057
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

The NOAH FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2004
================================================================================

                                                              Shares            Value
                                                            ----------       ----------
Household Products--3.62%
   Avery Dennison Corp.                                          1,820       $  110,729
   Jarden Corp.*                                                 6,200          217,744
                                                                             ----------
                                                                                328,473
                                                                             ----------

Insurance--3.26%
   American International Group, Inc.                            4,870          295,658
                                                                             ----------

Machinery--0.24%
   Briggs & Stratton Corp.                                         300           21,543
                                                                             ----------

Multimedia--1.88%
   Fox Entertainment Group, Inc.*                                1,580           46,863
   Hearst-Argyle Television, Inc.                                3,430           89,386
   Ventiv Health, Inc.*                                          2,000           34,600
                                                                             ----------
                                                                                170,849
                                                                             ----------

Oil & Gas--3.17%
   KCS Energy, Inc.                                              4,400           59,884
   Pioneer Natural Resources Co.                                   640           20,736
   Valero Energy Corp.                                           2,600          111,722
   Whiting Petroleum Corp.*                                      3,200           94,976
                                                                             ----------
                                                                                287,318
                                                                             ----------

Packaging & Containers--0.94%
   Ball Corp.                                                      920           36,662
   Pactiv Corp.*                                                 2,040           48,328
                                                                             ----------
                                                                                 84,990
                                                                             ----------

Pharmaceuticals--6.00%
   Abbott Laboratories                                           8,200          349,566
   Endo Pharmaceuticals Holdings, Inc.*                          4,520           98,536
   Hospira, Inc.*                                                  820           26,166
   ImClone Systems, Inc.*                                        1,600           70,080
                                                                             ----------
                                                                                544,348
                                                                             ----------

The accompanying notes are an integral part of the financial statements.

The NOAH FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2004
================================================================================

                                                              Shares            Value
                                                            ----------       ----------
Real Estate--0.57%
   Capital Trust, Inc. Class A                                   1,760       $   51,515
                                                                             ----------

Retail--10.26%
   America's Car-Mart, Inc.*                                       500           17,265
   Cash America International, Inc.                              9,420          238,326
   Claire's Stores, Inc.                                         4,000          104,080
   Lowe's Cos., Inc.                                             3,950          222,306
   MSC Industrial Direct Co.                                     1,800           61,452
   Regis Corp.                                                     230            9,844
   Wal-Mart Stores, Inc.                                         5,140          277,149
                                                                             ----------
                                                                                930,422
                                                                             ----------

Semiconductors--5.52%
   Cypress Semiconductor Corp.*                                  5,250           55,282
   Intel Corp.                                                  20,010          445,423
                                                                             ----------
                                                                                500,705
                                                                             ----------

Telecommunications--7.19%
   Cisco Systems, Inc.*                                         17,600          338,096
   Motorola, Inc.                                               18,200          314,132
                                                                             ----------
                                                                                652,228
                                                                             ----------
   TOTAL COMMON STOCKS (Cost $9,103,582)                                      8,985,109
                                                                             ----------

EQUITY FUND--0.51%
   iShares Russell 1000 Growth Index Fund                        1,000           45,920
                                                                             ----------
   TOTAL EQUITY FUND (Cost $44,446)                                              45,920
                                                                             ----------

SHORT-TERM INVESTMENTS--0.34%
   Evergreen Institutional Money Market Fund, 1.29%(a)          31,044           31,044
                                                                             ----------
   Total Short-Term Investments (Cost $31,044)                                   31,044
                                                                             ----------
Total Value of Investments (Cost $9,179,072)--99.96%                          9,062,073
Other Assets Less Liabilities, Net--0.04%                                         3,655
                                                                             ----------
TOTAL NET ASSETS--100%                                                       $9,065,728
                                                                             ==========

*Non-income producing security

(a) Variable rate security, the coupon rate shown represents the rate at October 31, 2004.

    The accompanying notes are an integral part of the financial statements.

The NOAH FUND EQUITY PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
October 31, 2004
================================================================================

Assets:
   Investments, at value (cost -- $9,179,072)                                $ 9,062,073
   Receivables:
      Dividends and interest                                                       5,716
      Reimbursement from Advisor                                                  11,926
   Prepaid expenses and other assets                                              12,450
                                                                             -----------
      Total assets                                                           $ 9,092,165
                                                                             -----------

Liabilities:
   Payable for capital shares repurchased                                    $    10,153
   Accrued expenses                                                               16,284
                                                                             -----------
      Total liabilities                                                      $    26,437
                                                                             -----------

Net Assets:
   Capital stock, $0.001 par value (500,000,000 shares authorized)           $       686
   Paid-in capital                                                            15,175,962
   Accumulated net realized loss from investments                             (5,993,921)
   Net unrealized depreciation on investments                                   (116,999)
                                                                             -----------
      Net assets                                                             $ 9,065,728
                                                                             ===========

   Shares issued and outstanding                                                 686,019
                                                                             -----------

   Net asset value and redemption price per share                            $     13.21
                                                                             ===========

   Maximum offering price per share (net asset value plus sales charge
      of 5.50%* of the offering price)                                       $     13.98
                                                                             ===========

    The accompanying notes are an integral part of the financial statements.

The NOAH FUND EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004
================================================================================

Investment income:
   Interest                                                         $       631
   Dividends                                                             79,984
                                                                    -----------
      Total Income                                                       80,615
                                                                    -----------

Expenses:
   Management fees                                                       96,325
   Accounting, administration & transfer agent fees                      38,530
   Custodian fees and expenses                                           14,623
   Distribution and service fees                                         24,081
   Federal and state registration fees                                   16,475
   Insurance expenses                                                       478
   Legal and auditing fees                                               30,096
   Reports and notices to shareholders                                   28,828
   Security pricing fees                                                  3,194
   Other                                                                  8,280
                                                                    -----------
      Total expenses before waivers and reimbursements                  260,910
      Less: waivers and reimbursements                                  (48,786)
                                                                    -----------
      Total expenses after waivers and reimbursements                   212,124
                                                                    -----------
   Net investment loss                                                 (131,509)
                                                                    -----------

Net realized and unrealized gain/(loss) on investments:
   Net realized gain from:
     Investments                                                      1,438,851
   Net change in unrealized appreciation/(depreciation) on:
     Investments                                                     (1,104,280)
                                                                    -----------
   Net realized and unrealized gain on investments                      334,571
                                                                    -----------
Net increase in net assets resulting from operations                $   203,062
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

The NOAH FUND EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                               For the             For the
                                                              Year Ended          Year Ended
                                                           October 31, 2004    October 31, 2003
                                                           ----------------    ----------------
Increase/(decrease) in net assets from operations:
   Net investment loss                                        $  (131,509)       $  (115,782)
   Net realized gain from investments                           1,438,851            337,658
   Net change in unrealized appreciation/(depreciation)
      on investments                                           (1,104,280)         1,335,122
                                                              -----------        -----------
   Net increase in net assets resulting from operations           203,062          1,556,998
                                                              -----------        -----------

Dividends and distributions to shareholders from:
   Net investment income                                               --                 --
   Net realized capital gains                                          --                 --
                                                              -----------        -----------
   Total dividends and distributions                                   --                 --
                                                              -----------        -----------

Capital share transactions:
   Net proceeds from the sale of capital shares                   736,697          1,319,990
   Cost of capital shares repurchased                          (1,834,842)        (1,610,256)
   Capital shares issued in reinvestment of dividends                  --                 --
                                                              -----------        -----------
   Net decrease in net assets derived from capital
      share transactions                                       (1,098,145)          (290,266)
                                                              -----------        -----------
   Total increase/(decrease) in net assets                       (895,083)         1,266,732

Net assets:
   Beginning of year                                            9,960,811          8,694,079
                                                              -----------        -----------
   End of year                                                $ 9,065,728        $ 9,960,811
                                                              ===========        ===========

    The accompanying notes are an integral part of the financial statements.

The NOAH FUND EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                         Year Ended October 31,
                                                  ------------------------------------------------------------------------
                                                    2004           2003           2002            2001               2000
                                                  -------        -------        -------          ------            -------
Net Asset Value, beginning of period              $ 12.96        $ 10.89        $ 13.10          $22.49            $ 23.17
                                                  -------        -------        -------          ------            -------

Investment Operations:
  Net investment (loss)(a)                          (0.18)*        (0.15)         (0.21)          (0.24)             (0.46)
  Net realized and unrealized gain/(loss)
     on investments                                  0.43*          2.22          (2.00)          (9.15)              1.37
                                                  -------        -------        -------          ------            -------
    Total from Investment Operations                 0.25           2.07          (2.21)          (9.39)              0.91
                                                  -------        -------        -------          ------            -------

Distributions:
  From net investment income                           --             --             --              --                 --
  From realized capital gains                          --             --             --              --              (1.59)
                                                  -------        -------        -------          ------            -------
  Total distributions                                  --             --             --              --              (1.59)
                                                  -------        -------        -------          ------            -------
Net Asset Value, end of period                    $ 13.21        $ 12.96        $ 10.89         $ 13.10            $ 22.49
                                                  =======        =======        =======          ======            =======

Total Return                                         1.93%         19.01%        (16.87)%        (41.75)%             3.98%

Ratios/supplemental data:
  Net assets, end of period (in 000's)            $ 9,066        $ 9,961        $ 8,694         $10,998            $18,522
  Ratio of expenses to average
     net assets:
        before waivers and reimbursements            2.71%          2.65%          2.51%           2.67%(b)           2.20%
        net of waivers and reimbursements            2.20%          2.20%          2.20%           2.20%(b)           2.20%
  Ratio of net investment income/(loss)
     to average net assets:
        before waivers and reimbursements           (1.87)%        (1.74)%        (1.95)%         (1.97)%            (1.68)%
        net of waivers and reimbursements           (1.36)%        (1.29)%        (1.64)%         (1.50)%            (1.68)%
Portfolio Turnover Rate                            210.40%        200.08%        186.07%         191.81%             49.76%

(a) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.

(b) Ratio excludes certain expenses not subject to the expense limitation pursuant to the voluntary agreement with management. If such expenses had been included, the ratios would have been 2.79% and 2.32%, respectively.

* Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
October 31, 2004
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

NOAH FUND Equity Portfolio (the "Fund"), formerly the NOAH FUND Large-Cap Growth Portfolio, was organized as a series of The Noah Investment Group, Inc. (the "Company") incorporated under the laws of the state of Maryland on December 16, 1992. The Company is registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth.

The Fund became effective with the Securities and Exchange Commission (the "SEC") on May 10, 1996 and commenced operations on May 17, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Equity securities listed on a national securities exchange are valued at the last quoted sale price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date, and will continue to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and net realized capital gains so as to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders--Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent financial reporting and tax differences are reclassified to additional capital paid-in.

d) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2004
================================================================================

e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions utilizing an identified cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

f) Reclassifications--In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of October 31, 2004, the Fund recorded permanent book/tax differences of $131,509 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2. ADVISORY FEE AND OTHER RELATED TRANSACTIONS

The Fund has entered into a Management Agreement with Polestar Management Company (the "Manager"). Pursuant to the Management Agreement, the Manager is responsible for the day-to-day business affairs, including the review and supervision of the Fund investment program and for administrative services. For its services to the Fund, the Manager receives an annual fee, payable monthly, calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Manager voluntarily agreed to waive its management fee and other expenses to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.20% of the average net assets of the Fund. This voluntary waiver may be terminated upon approval of the Board of Directors. For the fiscal year ended October 31, 2004, Polestar Management Company earned advisory fees of $96,325 and waived $48,786.

The Manager has entered into a Sub-Advisory Agreement with Geewax, Terker & Company (the "Sub-Advisor"). The Sub-Advisor is responsible for the day-to-day recommendations regarding the investment and reinvestment of the Fund's net assets. Under the terms of the Sub-Advisory Agreement, the Manager compensates the Sub-Advisor a fee of $1.00 per annum until the average net assets of the Fund exceed $20 million. Upon reaching that level, the Sub-Advisor will receive a monthly fee at the annual rate of 0.75% of the average daily net assets in excess of $20 million to $50 million; 0.50% of such assets in excess of $50 million to $100 million; and 0.35% of such assets in excess of $100 million.

The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the Fund's first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2004
================================================================================

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and financial reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents. For the fiscal year ended October 31, 2004, the Fund incurred $24,081 in distribution fees pursuant to the Distribution Plan. Certain directors and officers of the Fund are directors and officers of the Manager.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                            Year Ended             Year Ended
                                         October 31, 2004       October 31, 2003
                                         ----------------       ----------------
      Shares sold                              55,151                114,665
      Shares issued to holders in
        reinvestment of dividends                  --                     --
      Shares redeemed                        (137,696)              (144,175)
                                             --------               --------
      Net decrease                            (82,545)               (29,510)
                                             ========               ========

4. INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2004, aggregate purchases and sales of investment securities, excluding short-term investments, were as follows:

      Purchases                                  $20,168,643
      Sales                                      $21,467,988

5. TAX MATTERS

At October 31, 2004, gross unrealized appreciation and gross unrealized depreciation of investments for U.S. federal income tax purposes were as follows:

      Gross Appreciation                           $ 479,732
      Gross Depreciation                            (596,652)
                                                   ---------
      Depreciation on investments                  $(116,920)
                                                   =========

At October 31, 2004, the cost of investments for U.S. federal income tax purposes was $9,179,151.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2004
================================================================================

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                  Value
                                                              -----------
      Undistributed ordinary income                           $        --
      Capital Loss Carryforward                                (5,994,000)
      Unrealized depreciation                                    (116,920)
                                                              -----------
                                                              $(6,110,920)
                                                              ===========

Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences.

At October 31, 2004, the capital loss carryovers for federal tax purposes were as follows:

             Year                  Value
           --------             ----------
             2009               $4,426,000
             2010                1,568,000
                                ----------
                                $5,994,000
                                ==========

6. DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the fiscal years ending 2004 and 2003 were as follows:

                                             2004        2003
                                             -----       -----
      Distributions paid from:
         Ordinary income                     $  --       $  --
         Long-term capital gain                 --          --
                                             -----       -----
                                             $  --       $  --
                                             =====       =====

7. SUBSEQUENT EVENT

On December 20, 2004 the Fund's Board of Directors approved an agreement and plan of reorganization between the Fund and the Timothy Plan Large/Mid-Cap Growth Fund, a series of the Timothy Plan ("Timothy"). The plan of reorganization calls for Timothy to acquire the net assets of the Fund in exchange for shares of Timothy. The plan of reorganization requires shareholder approval. If the plan is approved then shareholders of the Fund would exchange their shares for shares in Timothy in a tax free exchange under Section 361(a) and Section 357(a) of the Internal Revenue Code.

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2004
================================================================================

8. TRUSTEE INFORMATION

DIRECTORS WHO ARE INTERESTED PERSONS OF THE COMPANY

-----------------------------------------------------------------------------------------------------------------------------------
                               Position(s)    Term of Office                                      Number of           Other
                               Held with      & Length of          Principal Occupation(s)        Portfolios       Directorships
 Name, Address & Age           the Fund       Time Served            During Past 5 Years           Overseen            Held
-----------------------------------------------------------------------------------------------------------------------------------
*William L. Van Alen, Esq.     Director,      Each Director       Mr. Van Alen is an attorney          1        USA Technologies,
975 Delchester Road            President,     serves for an       engaged in the private                        Inc.
Newtown Square, PA 19073       Treasurer      indefinite term.    practice of law since 1962.
Age 71                                        Mr. Van Alen        He is also President, Direc-                  Polestar
                                              has served          tor and Chairman of the                       Management
                                              since 1996.         Board of Polestar Manage-                     Company
                                                                  ment Company, the Fund's
                                                                  Advisor. He is also Presi-                    Cornerstone
                                                                  dent of Cornerstone Enter-                    Entertainment, Inc.
                                                                  tainment, Inc., a company
                                                                  engaged in the film and
                                                                  entertainment industry.
-----------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY

-----------------------------------------------------------------------------------------------------------------------------------
                               Position(s)    Term of Office                                      Number of           Other
                               Held with      & Length of          Principal Occupation(s)        Portfolios       Directorships
 Name, Address & Age           the Fund       Time Served            During Past 5 Years           Overseen            Held
-----------------------------------------------------------------------------------------------------------------------------------
Dr. Forest H. Anthony, MD      Director       Each Director       Dr. Anthony has been Vice Presi-     1               None
1426 Fairview Road                            serves for an       dent of Protarga, Inc., a pharma-
Villanova, PA 19085                           indefinite term.    ceutical company, from June
Age 53                                        Dr. Anthony         1998 to the present; was the
                                              has served          Director of Science of the Univer-
                                              since 1996.         sity City Science Center, a tech-
                                                                  nology company, from September
                                                                  1997 to June 1998; was President
                                                                  and Chief Executive Officer of
                                                                  Avid Corporation, a pharmaceuti-
                                                                  cal company, from January 1991
                                                                  to September 1997; was a mem-
                                                                  ber of the Board of Directors of
                                                                  the Biotechnology Industry Orga-
                                                                  nization, a trade association, from
                                                                  1993 to 1997; and has been Chair-
                                                                  man of the Board of Trustees of
                                                                  The American Academy, a non-
                                                                  profit organization, which is a
                                                                  school for grades kindergarten
                                                                  through twelfth grade.
-----------------------------------------------------------------------------------------------------------------------------------

* INTERESTED PERSON

Mr. William L. Van Alen, Jr. is an interested person of the Company, as such term is defined in the Investment Company Act of 1940, as amended, by virtue of being an officer of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company.

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2004
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                               Position(s)    Term of Office                                      Number of           Other
                               Held with      & Length of          Principal Occupation(s)        Portfolios       Directorships
 Name, Address & Age           the Fund       Time Served            During Past 5 Years           Overseen            Held
-----------------------------------------------------------------------------------------------------------------------------------
Mr. Roger J. Knake             Director       Each Director       Mr. Knake has been Presi-            1               None
615 Mountain View Road                        serves for an       dent of MCX, Inc. (for-
Berwyn, PA 19312                              indefinite term.    merly known as XITEL,
Age 63                                        Mr. Knake has       Inc.) from June 1983 to the
                                              served since        present. MCX, Inc. is a
                                              1996.               computer software consul-
                                                                  tant company.
-----------------------------------------------------------------------------------------------------------------------------------
Mr. Martin V. Miller, Esq.     Director       Each Director       Mr. Miller was engaged               1               None
344 Venetian Drive, #2                        serves for an       in the practice of securi-
Delray Beach, FL 33483                        indefinite term.    ties law during the period
Age 78                                        Mr. Miller has      from 1959 until 2000.
                                              served since        During that period of
                                              2000.               time, he was employed by
                                                                  the U.S. Securities and
                                                                  Exchange Commission
                                                                  until 1968, as a partner
                                                                  in the law firm,
                                                                  Stradley, Ronon, Stevens
                                                                  and Young, LLP until
                                                                  1983 and as a sole
                                                                  practitioner until his
                                                                  retirement in 2000.
-----------------------------------------------------------------------------------------------------------------------------------

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2004
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                               Position(s)    Term of Office                                      Number of           Other
                               Held with      & Length of          Principal Occupation(s)        Portfolios       Directorships
 Name, Address & Age           the Fund       Time Served            During Past 5 Years           Overseen            Held
-----------------------------------------------------------------------------------------------------------------------------------
Mr. George Jensen              Director       Each Director       Chairman, CEO and                    1        USA Technologies,
100 Deerfield Lane                            serves for an       Director of USA Tech-                         Inc.
Malvern, PA 19355                             indefinite term.    nologies, Inc., a
Age 55                                        Mr. Jensen has      technology design and
                                              served since        manufacturing com-
                                              1996.               pany, since 1992.
                                                                  Executive officer of
                                                                  American Film Tech-
                                                                  nologies from 1985
                                                                  until 1992. CEO and
                                                                  President of
                                                                  International Film Productions,
                                                                  Inc. from 1979 to 1985.
                                                                  Named 1989 Entrepre-
                                                                  neur of the Year in
                                                                  the high technology
                                                                  category for
                                                                  Philadelphia
                                                                  by Ernst & Young and
                                                                  Inc. Magazine. Mr.
                                                                  Jensen received his
                                                                  Bachelor of Science
                                                                  Degree from the Uni-
                                                                  versity of Tennessee
                                                                  and is a graduate of the
                                                                  Advanced Management
                                                                  Program at the Wharton
                                                                  School of the
                                                                  University of
                                                                  Pennsylvania.
-----------------------------------------------------------------------------------------------------------------------------------

9. PROXY VOTING PROCEDURES

The Company's Board of Directors has approved proxy voting procedures for the Company setting forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund's proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of these procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to NOAH Investment Group, Inc., c/o Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355, or by calling toll free at 1-800-794-NOAH (6624).

The NOAH FUND EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2004
================================================================================

10. N-Q FILING

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the NOAH FUND, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. NOAH FUND Forms N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

To the Shareholders and Board of Directors of The Noah Investment Group, Inc.

We have audited the accompanying statement of assets and liabilities of the Noah Fund Equity Portfolio (the "Fund"), a series of The Noah Investment Group, Inc., including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Noah Fund Equity Portfolio as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania                         Sanville & Company
December 21, 2004                              Certified Public Accountants

ITEM 2. CODE OF ETHICS.

Code of Ethics--The Registrant's Code of Ethics is attached hereto as an exhibit. As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or persons performing similar functions. No waivers from a provision of the Code were granted during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors currently has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. The Board of Directors based its determination on the following factors:

      1. The Registrant's assets are relatively small in size (with aggregate net assets of less than $15 million), which reduces the complexity of the Registrant's financial operations and has, to date, permitted the Registrant's independent auditor to perform a complete substantive audit of the Registrant's financial statements.

      2. While the Board currently has determined that none of the Audit Committee members may qualify as an audit committee financial expert, the Directors are very familiar with the Registrant, its financial condition, operations and internal controls. In addition, many of the Directors have significant experience preparing, auditing, analyzing or evaluating financial statements similar to the Registrant's financial statements. For example, one of the Directors is a Canadian Chartered Accountant and a Chartered Financial Analyst. Another Director was a partner in an accounting firm and has an LL.M. (Masters in Taxation).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to the Noah Investment Group, Inc. for the last two fiscal years by the principal accountant were $9000. and $10,800., respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under "Audit Fees" Disclosure, billed to the Noah Investment Group, Inc. for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $800.and $800, respectively.

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0, respectively.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of December 30, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission. There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

File the exhibits below as part of this form.

      (1) Certifications

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Noah Investment Group, Inc.


By /s/ William L. Van Alen, Jr.
   -----------------------------------
PRESIDENT

Date  01/09/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By William L. Van Alen, Jr.

/s/ William L. Van Alen, Jr.
-------------------------------------

PRESIDENT

Date  01/09/2005

By William L. Van Alen, Jr.

/s/ William L. Van Alen, Jr.
-------------------------------------

TREASURER

Date  01/09/2005

* Print the name and title of each signing officer under his or her signature.